STOCK OPTIONS AND WARRANTS (Details) - Share-based Payment Arrangement, Option, Exercise Price Range - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in Shares)	425,821	260,018	0
Weighted Average Remaining Life in Years	3 years 73 days	2 years 219 days	0 years
Weighted Average Exercise Price	$ 7.92	$ 8.40	$ 0
Options Exercisable (in Shares)	108,156	11,256	0
Weighted Average Exercise Price of Options Exercisable	$ 7.54	$ 8.16	$ 0
Total Intrinsic Value of Options Exercised (in Dollars)	$ 0	$ 0	$ 0
Total Fair Value of Options Vested (in Dollars)	$ 596,390	$ 69,787
Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 6.84	$ 8.16
Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 9.25	$ 9.25